Expense Example - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio - VIP High Income Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930